CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Other assets
Receivable arising from straight-lining of rents, allowance	$ 830,000	$ 1,209,000
Accounts receivable, allowance	563,000	154,000
Intangible assets, accumulated amortization	27,708,000	47,813,000
Property and equipment, accumulated depreciation	1,673,000	1,423,000
Deferred charges and leasing costs, accumulated amortization	18,714,000	16,244,000
Statement [Line Items]
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Common Shares of Beneficial Interest, shares issued (in shares)	101,487,976	89,473,838
Common Shares of Beneficial Interest, shares outstanding (in shares)	101,487,976	89,473,838
Noncontrolling interests - Operating Partnership (in shares)	21,635,127	20,332,415
Preferred Class A [Member]
Statement [Line Items]
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference	28,750,000	28,750,000
Preferred Class B [Member]
Statement [Line Items]
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	4,600,000	0
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	4,600,000	0
Preferred Shares of Beneficial Interest, aggregate liquidation preference	$ 115,000,000	$ 115,000,000